INVENTORIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairments for obsolete inventories	$ 63,716	$ (82,255)	$ 5,629
General and Administrative Expense [Member]
Impairments for obsolete inventories	$ 64,000	$ 214,000	$ 6,000